Equity (Details) € / shares in Units, € in Millions, $ in Millions		6 Months Ended
	Jul. 03, 2017 USD ($) item shares	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 EUR (€) shares	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€) shares	Nov. 07, 2017 EUR (€) shares	Jul. 03, 2017 EUR (€) € / shares shares
Shareholders' equity
Issuance of ordinary shares | €		€ 2
New shares issued (in shares) | shares	1,458,232,745					95,580,136	1,458,232,745
Par value per share | € / shares							€ 0.50
Premium per share | € / shares							4.35
Total price per share | € / shares							€ 4.85
Capital increase | $	$ 7,072
Number of subscription rights required for each new share | item	10
Shares issued as a percentage of shared capital						0.60%
Number of shares outstanding | shares			16,136,153,582		16,136,153,582
Issued capital | €			€ 8,068	€ 8,068	€ 8,068	€ 48	€ 729
Notional amount | €			€ 8,068		€ 8,068